Subsequent Events (Details)							12 Months Ended
	Apr. 27, 2016 USD ($)	Apr. 18, 2016 jackup_rig	Mar. 30, 2016 USD ($)	Mar. 23, 2016 USD ($)	Feb. 08, 2016 USD ($)	Jan. 15, 2016 USD ($) drillship	Dec. 31, 2015 USD ($) jackup_rig	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 28, 2016 USD ($)	Apr. 15, 2016 USD ($)	Oct. 29, 2015 USD ($)	Apr. 30, 2011 USD ($)
Subsequent Event [Line Items]
Purchase commitments							$ 4,049,000,000	$ 5,389,000,000
Proceeds from disposal of investments in associated companies							$ 0	373,000,000	$ 0
Subsequent Event
Subsequent Event [Line Items]
Number of jack-up units to be delivered | jackup_rig		8
DSME Shipyard | Subsequent Event
Subsequent Event [Line Items]
Number of ultra-deepwater drillships | drillship						2
Due to related parties						$ 800,000,000
Sevan Drilling
Subsequent Event [Line Items]
Purchase obligation, amended amount												$ 447,000,000
Purchase commitments												526,000,000
Purchase obligation, refund												$ 26,000,000
Purchase obligation, refund, percentage												5.00%
Sevan Drilling | Subsequent Event
Subsequent Event [Line Items]
Purchase obligation, amended amount											$ 473,400,000
Purchase obligation, percentage of contract price											90.00%
Purchase obligation, refund											$ 26,300,000
Purchase obligation, refund, percentage											5.00%
Year One
Subsequent Event [Line Items]
Number of jack-up units to be delivered | jackup_rig							1
Year One | Subsequent Event
Subsequent Event [Line Items]
Number of jack-up units to be delivered | jackup_rig		1
Year Two
Subsequent Event [Line Items]
Number of jack-up units to be delivered | jackup_rig							5
Year Two | Subsequent Event
Subsequent Event [Line Items]
Number of jack-up units to be delivered | jackup_rig		4
Year Three
Subsequent Event [Line Items]
Number of jack-up units to be delivered | jackup_rig							2
Year Three | Subsequent Event
Subsequent Event [Line Items]
Number of jack-up units to be delivered | jackup_rig		3
Seadrill Partners LLC | Subsequent Event
Subsequent Event [Line Items]
Contract period					2 years
Petrobras | Subsequent Event
Subsequent Event [Line Items]
Contract period				18 months
Contract receivable backlog				$ 164,000,000
Increase (decrease) in backlog due to dayrate reduction				(132,000,000)
Increase (decrease) in contracts receivable				$ 32,000,000
Shell | Subsequent Event
Subsequent Event [Line Items]
Contract period			60 days
Increase (decrease) in contracts receivable			$ (127,000,000)
West Eclipse | Seadrill Partners LLC | Subsequent Event
Subsequent Event [Line Items]
Increase (decrease) in contracts receivable					$ 285,000,000
West Polaris | Seadrill Partners LLC | Subsequent Event
Subsequent Event [Line Items]
Increase (decrease) in contracts receivable					$ (95,000,000)
Sapura Kencana | Subsequent Event
Subsequent Event [Line Items]
Proceeds from disposal of investments in associated companies	$ 195,000,000
Credit facility US$450 -Eminence | Secured Debt
Subsequent Event [Line Items]
Maximum borrowing capacity								$ 450,000,000
Credit facility US$450 -Eminence | Secured Debt | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity										$ 450,000,000
US$400 facility | Secured Debt | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Debt, face amount										400,000,000
US$2,000 facility (North Atlantic Drilling) | Secured Debt
Subsequent Event [Line Items]
Debt, face amount													$ 2,000,000,000
US$2,000 facility (North Atlantic Drilling) | Secured Debt | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Debt, face amount										$ 2,000,000,000